Earnings per share (Details) (CHF) In Millions, except Per Share data, unless otherwise specified	3 Months Ended			6 Months Ended
	Jun. 30, 2014	Mar. 31, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
Net income/(loss) attributable to shareholders (CHF million)
Income/(loss) from continuing operations	(691)	844	1,054	153	2,351
Income/(loss) from discontinued operations, net of tax	(9)	15	(9)	6	(3)
Net income attributable to shareholders	(700)	859	1,045	159	2,348
Preferred securities dividends		(28)	(114)	(28)	(114)
Net income attributable to shareholders for basic earnings per share	(700)	831	931	131	2,234
Available for common shares	(752)	785	852	79	1,918
Available for unvested share-based payment awards	52	46	70	52	164
Available for mandatory convertible securities			9		152
Income impact of assumed conversion on contracts that may be settled in shares or cash			(17)		(22)
Net income/(loss) attributable to shareholders for diluted earnings per share	(700)	831	914	131	2,212
Available for common shares	(752)	785	838	79	1,904
Available for unvested share-based payment awards	52	46	67	52	160
Available for mandatory convertible securities			9		148
Weighted-average shares outstanding (million)
Weighted-average shares outstanding for basic earnings per share available for common shares (in shares)	1,625.0	1,621.2	1,574.9	1,623.1	1,464.8
Dilutive contracts that may be settled in shares or cash (in shares)			23.1		23.5
Dilutive share options and warrants (in shares)	0	1.4	1.9	0.7	1.9
Dilutive share awards (in shares)	0	5.2	1.5	2.6	1.7
Weighted-average shares outstanding for diluted earnings per share available for common shares (in shares)	1,625.0	1,627.8	1,601.4	1,626.4	1,491.9
Weighted-average shares outstanding for basic/diluted earnings per share available for unvested share-based payment awards (in shares)	68.3	95.5	130.0	81.9	126.3
Weighted-average shares outstanding for basic/diluted earnings per share available for mandatory convertible securities			20.4		126.1
Basic earnings per share available for common shares (CHF)
Basic earnings per share from continuing operations (in CHF per share)	(0.45)	0.47	0.55	0.05	1.31
Basic earnings/(loss) per share from discontinued operations (in CHF per share)	(0.01)	0.01	(0.01)	0.00	0.00
Basic earnings per share (in CHF per share)	(0.46)	0.48	0.54	0.05	1.31
Diluted earnings per share available for common shares (CHF)
Diluted earnings per share from continuing operations (in CHF per share)	(0.45)	0.47	0.53	0.05	1.28
Diluted earnings/(loss) per share from discontinued operations (in CHF per share)	(0.01)	0.01	(0.01)	0.00	0.00
Diluted earnings per share (in CHF per share)	(0.46)	0.48	0.52	0.05	1.28
Weighted-average potential dilutive common shares	8.8	9.1	12.1	8.9	12.9
Weighted-average share options and warrants (antidilutive)	1.3
Weighted-average share awards (antidilutive)	12.2